Goodwill - Schedule Of Goodwill (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Goodwill [Line Items]
Beginning balance	¥ 22,130
Goodwill acquired	3,994,358		¥ 22,130
Foreign exchange differences	290,341
Ending balance	4,306,829	$ 626,402	22,130
Momo Inc [Member]
Goodwill [Line Items]
Beginning balance	22,130
Goodwill acquired			22,130
Ending balance	22,130		¥ 22,130
Tantan Limited [Member]
Goodwill [Line Items]
Goodwill acquired	3,994,358
Foreign exchange differences	290,341
Ending balance	¥ 4,284,699